Share-based Compensation - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Options outstanding as of December 31, 2020
Number of Shares | shares	1,376,742
Exercise Price per Share | $ / shares	$ 1.03
Remaining Contractual Life	6 years 11 months 12 days
Options exercisable as of December 31, 2020
Number of Shares | shares	693,544
Exercise Price per Share | $ / shares	$ 0.99
Remaining Contractual Life	6 years 5 months 15 days
Range One
Options outstanding as of December 31, 2020
Number of Shares | shares	208,496
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	5 years 10 months 6 days
Options exercisable as of December 31, 2020
Number of Shares | shares	208,496
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	5 years 10 months 6 days
Range Two
Options outstanding as of December 31, 2020
Number of Shares | shares	16,800
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	6 years 2 months 15 days
Options exercisable as of December 31, 2020
Number of Shares | shares	15,550
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	6 years 2 months 15 days
Range Three
Options outstanding as of December 31, 2020
Number of Shares | shares	849,396
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	6 years 7 months 6 days
Options exercisable as of December 31, 2020
Number of Shares | shares	424,698
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	6 years 7 months 6 days
Range Four
Options outstanding as of December 31, 2020
Number of Shares | shares	102,050
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	8 years 3 days
Options exercisable as of December 31, 2020
Number of Shares | shares	44,800
Exercise Price per Share | $ / shares	$ 0.57
Remaining Contractual Life	8 years 3 days
Range Five
Options outstanding as of December 31, 2020
Number of Shares | shares	200,000
Exercise Price per Share | $ / shares	$ 0.79
Remaining Contractual Life	9 years 1 month 9 days